Annual Fund Operating Expenses - Tax Free Investment Class - DWS Tax-Exempt Portfolio - Tax-Free Investment Class	Aug. 01, 2021
Operating Expenses:
Management fee	0.08%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	0.71%